Distribution Date:	02/17/22	UBS Commercial Mortgage Trust 2018-C14
Determination Date:	02/11/22
Next Distribution Date:	03/17/22
Record Date:	01/31/22	Commercial Mortgage Pass-Through Certificates
Series 2018-C14

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		General Information	(212) 713-2000
Certificate Interest Reconciliation Detail	4		1285 Avenue of the Americas | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		Niral Shah	(305) 485-2041	Niral.Shah@rialtocapital.com
Mortgage Loan Detail (Part 1)	13-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 230-9025
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	22-23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	24
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	90278KAW1	3.378800%	22,465,000.00	10,192,083.71	475,989.13	28,697.51	0.00	0.00	504,686.64	9,716,094.58	30.60%	30.00%
A-2	90278KAX9	4.256900%	30,533,000.00	30,533,000.00	0.00	108,313.27	0.00	0.00	108,313.27	30,533,000.00	30.60%	30.00%
A-SB	90278KAY7	4.391000%	41,722,000.00	41,722,000.00	0.00	152,667.75	0.00	0.00	152,667.75	41,722,000.00	30.60%	30.00%
A-3	90278KAZ4	4.180300%	194,737,000.00	194,737,000.00	0.00	678,382.57	0.00	0.00	678,382.57	194,737,000.00	30.60%	30.00%
A-4	90278KBA8	4.448000%	166,162,000.00	166,162,000.00	0.00	615,907.15	0.00	0.00	615,907.15	166,162,000.00	30.60%	30.00%
A-S	90278KBD2	4.749400%	59,393,000.00	59,393,000.00	0.00	235,067.60	0.00	0.00	235,067.60	59,393,000.00	21.29%	20.88%
B	90278KBE0	5.100900%	32,544,000.00	32,544,000.00	0.00	138,336.41	0.00	0.00	138,336.41	32,544,000.00	16.19%	15.88%
C	90278KBF7	5.267143%	28,477,000.00	28,477,000.00	0.00	124,993.70	0.00	0.00	124,993.70	28,477,000.00	11.73%	11.50%
D	90278KAJ0	3.000000%	17,899,000.00	17,899,000.00	0.00	44,747.50	0.00	0.00	44,747.50	17,899,000.00	8.92%	8.75%
E	90278KAL5	3.000000%	13,018,000.00	13,018,000.00	0.00	32,545.00	0.00	0.00	32,545.00	13,018,000.00	6.88%	6.75%
F	90278KAN1	4.049800%	16,272,000.00	16,272,000.00	0.00	54,915.29	0.00	0.00	54,915.29	16,272,000.00	4.33%	4.25%
G	90278KAQ4	4.049800%	6,509,000.00	6,509,000.00	0.00	21,966.79	0.00	0.00	21,966.79	6,509,000.00	3.31%	3.25%
NR*	90278KAS0	4.049800%	21,153,976.00	21,153,976.00	0.00	73,580.88	0.00	0.00	73,580.88	21,153,976.00	0.00%	0.00%
R	90278KAU5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			650,884,976.00	638,612,059.71	475,989.13	2,310,121.42	0.00	0.00	2,786,110.55	638,136,070.58

Notional Certificates
X-A	90278KBB6	0.979834%	455,619,000.00	443,346,083.71	0.00	362,004.62	0.00	0.00	362,004.62	442,870,094.58
X-B	90278KBC4	0.300302%	120,414,000.00	120,414,000.00	0.00	30,133.81	0.00	0.00	30,133.81	120,414,000.00
X-D	90278KAA9	2.267143%	30,917,000.00	30,917,000.00	0.00	58,411.06	0.00	0.00	58,411.06	30,917,000.00
X-F	90278KAC5	1.217343%	16,272,000.00	16,272,000.00	0.00	16,507.18	0.00	0.00	16,507.18	16,272,000.00
X-G	90278KAE1	1.217343%	6,509,000.00	6,509,000.00	0.00	6,603.07	0.00	0.00	6,603.07	6,509,000.00
X-NR	90278KAG6	1.217343%	21,153,976.00	21,153,976.00	0.00	21,459.71	0.00	0.00	21,459.71	21,153,976.00
Notional SubTotal			650,884,976.00	638,612,059.71	0.00	495,119.45	0.00	0.00	495,119.45	638,136,070.58

Deal Distribution Total					475,989.13	2,805,240.87	0.00	0.00	3,281,230.00

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.												Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90278KAW1	453.68723392	21.18803160	1.27743201	0.00000000	0.00000000	0.00000000	0.00000000	22.46546361	432.49920231
A-2	90278KAX9	1,000.00000000	0.00000000	3.54741657	0.00000000	0.00000000	0.00000000	0.00000000	3.54741657	1,000.00000000
A-SB	90278KAY7	1,000.00000000	0.00000000	3.65916663	0.00000000	0.00000000	0.00000000	0.00000000	3.65916663	1,000.00000000
A-3	90278KAZ4	1,000.00000000	0.00000000	3.48358335	0.00000000	0.00000000	0.00000000	0.00000000	3.48358335	1,000.00000000
A-4	90278KBA8	1,000.00000000	0.00000000	3.70666669	0.00000000	0.00000000	0.00000000	0.00000000	3.70666669	1,000.00000000
A-S	90278KBD2	1,000.00000000	0.00000000	3.95783341	0.00000000	0.00000000	0.00000000	0.00000000	3.95783341	1,000.00000000
B	90278KBE0	1,000.00000000	0.00000000	4.25075006	0.00000000	0.00000000	0.00000000	0.00000000	4.25075006	1,000.00000000
C	90278KBF7	1,000.00000000	0.00000000	4.38928609	0.00000000	0.00000000	0.00000000	0.00000000	4.38928609	1,000.00000000
D	90278KAJ0	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	90278KAL5	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F	90278KAN1	1,000.00000000	0.00000000	3.37483346	0.00000000	0.00000000	0.00000000	0.00000000	3.37483346	1,000.00000000
G	90278KAQ4	1,000.00000000	0.00000000	3.37483331	0.00000000	0.00000000	0.00000000	0.00000000	3.37483331	1,000.00000000
NR	90278KAS0	1,000.00000000	0.00000000	3.47834752	(0.10351387)	31.99873584	0.00000000	0.00000000	3.47834752	1,000.00000000
R	90278KAU5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90278KBB6	973.06320349	0.00000000	0.79453363	0.00000000	0.00000000	0.00000000	0.00000000	0.79453363	972.01849479
X-B	90278KBC4	1,000.00000000	0.00000000	0.25025171	0.00000000	0.00000000	0.00000000	0.00000000	0.25025171	1,000.00000000
X-D	90278KAA9	1,000.00000000	0.00000000	1.88928615	0.00000000	0.00000000	0.00000000	0.00000000	1.88928615	1,000.00000000
X-F	90278KAC5	1,000.00000000	0.00000000	1.01445305	0.00000000	0.00000000	0.00000000	0.00000000	1.01445305	1,000.00000000
X-G	90278KAE1	1,000.00000000	0.00000000	1.01445230	0.00000000	0.00000000	0.00000000	0.00000000	1.01445230	1,000.00000000
X-NR	90278KAG6	1,000.00000000	0.00000000	1.01445279	0.00000000	0.00000000	0.00000000	0.00000000	1.01445279	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	01/01/22 - 01/30/22	30	0.00	28,697.51	0.00	28,697.51	0.00	0.00	0.00	28,697.51	0.00
A-2	01/01/22 - 01/30/22	30	0.00	108,313.27	0.00	108,313.27	0.00	0.00	0.00	108,313.27	0.00
A-SB	01/01/22 - 01/30/22	30	0.00	152,667.75	0.00	152,667.75	0.00	0.00	0.00	152,667.75	0.00
A-3	01/01/22 - 01/30/22	30	0.00	678,382.57	0.00	678,382.57	0.00	0.00	0.00	678,382.57	0.00
A-4	01/01/22 - 01/30/22	30	0.00	615,907.15	0.00	615,907.15	0.00	0.00	0.00	615,907.15	0.00
X-A	01/01/22 - 01/30/22	30	0.00	362,004.62	0.00	362,004.62	0.00	0.00	0.00	362,004.62	0.00
X-B	01/01/22 - 01/30/22	30	0.00	30,133.81	0.00	30,133.81	0.00	0.00	0.00	30,133.81	0.00
A-S	01/01/22 - 01/30/22	30	0.00	235,067.60	0.00	235,067.60	0.00	0.00	0.00	235,067.60	0.00
B	01/01/22 - 01/30/22	30	0.00	138,336.41	0.00	138,336.41	0.00	0.00	0.00	138,336.41	0.00
C	01/01/22 - 01/30/22	30	0.00	124,993.70	0.00	124,993.70	0.00	0.00	0.00	124,993.70	0.00
X-D	01/01/22 - 01/30/22	30	0.00	58,411.06	0.00	58,411.06	0.00	0.00	0.00	58,411.06	0.00
X-F	01/01/22 - 01/30/22	30	0.00	16,507.18	0.00	16,507.18	0.00	0.00	0.00	16,507.18	0.00
X-G	01/01/22 - 01/30/22	30	0.00	6,603.07	0.00	6,603.07	0.00	0.00	0.00	6,603.07	0.00
X-NR	01/01/22 - 01/30/22	30	0.00	21,459.71	0.00	21,459.71	0.00	0.00	0.00	21,459.71	0.00
D	01/01/22 - 01/30/22	30	0.00	44,747.50	0.00	44,747.50	0.00	0.00	0.00	44,747.50	0.00
E	01/01/22 - 01/30/22	30	0.00	32,545.00	0.00	32,545.00	0.00	0.00	0.00	32,545.00	0.00
F	01/01/22 - 01/30/22	30	0.00	54,915.29	0.00	54,915.29	0.00	0.00	0.00	54,915.29	0.00
G	01/01/22 - 01/30/22	30	0.00	21,966.79	0.00	21,966.79	0.00	0.00	0.00	21,966.79	0.00
NR	01/01/22 - 01/30/22	30	676,806.11	71,391.14	0.00	71,391.14	(2,189.73)	0.00	0.00	73,580.88	676,900.49
Totals			676,806.11	2,803,051.13	0.00	2,803,051.13	(2,189.73)	0.00	0.00	2,805,240.87	676,900.49

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

	Additional Information
Total Available Distribution Amount (1)	3,281,230.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	0.00	Master Servicing Fee	0.00
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	0.00
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	0.00
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	0.00	Total Fees	0.00

Principal		Expenses/Reimbursements
Scheduled Principal	0.00	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	0.00	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	0.00
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	0.00
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	0.00
Total Funds Collected	0.00	Total Funds Distributed	0.00

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 28

Bond / Collateral Reconciliation - Balances

Collateral Reconciliation		Certificate Reconciliation
	Total		Total
Beginning Scheduled Collateral Balance		Beginning Certificate Balance
(-) Scheduled Principal Collections		(-) Principal Distributions
(-) Unscheduled Principal Collections		(-) Realized Losses
(-) Principal Adjustments (Cash)		Realized Loss and Realized Loss Adjustments on Collateral
(-) Principal Adjustments (Non-Cash)		Current Period NRA¹
(-) Realized Losses from Collateral		Current Period WODRA¹
(-) Other Adjustments²		Principal Used to Pay Interest
Non-Cash Principal Adjustments
Ending Scheduled Collateral Balance		Certificate Other Adjustments**
Beginning Actual Collateral Balance		Ending Certificate Balance
Ending Actual Collateral Balance

NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
Principal	(WODRA) from Principal	Beginning UC / (OC)
Beginning Cumulative Advances		UC / (OC) Change
Current Period Advances		Ending UC / (OC)
Ending Cumulative Advances		Net WAC Rate
UC / (OC) Interest
(1) Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2) Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
** A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
5,000,000 or less	10	39,720,277.83	6.22%	65	5.1855	1.767309	1.30 or less	11	124,316,510.51	19.48%	81	5.8539	0.456555
5,000,001 to 10,000,000	18	137,258,297.25	21.51%	80	5.4061	1.405772	1.31 to 1.40	5	39,940,179.97	6.26%	81	5.4591	1.347682
10,000,001 to 15,000,000	13	166,204,100.14	26.05%	81	5.4674	1.535165	1.41 to 1.50	6	73,299,209.79	11.49%	80	5.3871	1.468278
15,000,001 to 20,000,000	4	74,643,772.95	11.70%	64	5.0570	1.434535	1.51 to 1.60	4	64,259,878.28	10.07%	80	5.4090	1.583282
20,000,001 to 25,000,000	2	45,415,152.06	7.12%	80	5.8711	0.464284	1.61 to 1.70	4	87,050,748.56	13.64%	79	5.0917	1.626869
25,000,001 to 30,000,000	1	30,000,000.00	4.70%	78	4.2775	1.630000	1.71 to 1.80	2	9,560,949.07	1.50%	82	5.6733	1.773934
30,000,001 to 35,000,000	2	69,325,000.00	10.86%	81	5.0332	1.758247	1.81 to 1.90	9	95,745,683.32	15.00%	81	5.2709	1.842631
35,000,001 to 40,000,000	2	75,569,470.89	11.84%	81	5.2181	14.983168	1.91 to 2.00	3	52,325,000.00	8.20%	81	4.8800	1.946116
40,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	4	36,112,721.30	5.66%	29	4.1972	2.086615
Totals	52	638,136,071.12	100.00%	77	5.2848	3.055035	2.26 to 2.50	2	12,249,954.44	1.92%	80	5.3249	2.436327
							2.51 or greater	2	43,275,235.88	6.78%	80	4.8501	25.130890
							Totals	52	638,136,071.12	100.00%	77	5.2848	3.055035
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 28

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	4	21,004,050.58	3.29%	81	5.7486	1.299252	New York	7	26,197,213.28	4.11%	81	5.5230	1.429555
Alaska	1	13,714,992.32	2.15%	79	5.5015	1.590000	North Carolina	1	1,618,982.38	0.25%	81	5.4460	1.500000
Arizona	3	602,188.48	0.09%	81	5.7000	1.620000	Ohio	3	582,460.20	0.09%	81	5.7000	1.620000
Arkansas	2	499,411.41	0.08%	81	5.7000	1.620000	Oklahoma	5	1,052,454.36	0.16%	81	5.7000	1.620000
California	3	40,138,135.30	6.29%	81	5.3098	1.702980	Pennsylvania	2	5,183,467.76	0.81%	81	5.1674	1.556883
Colorado	2	30,355,160.14	4.76%	20	3.8727	2.084501	South Carolina	20	38,530,334.10	6.04%	80	5.3331	1.453747
Delaware	1	30,000,000.00	4.70%	78	4.2775	1.630000	Tennessee	11	2,510,204.52	0.39%	81	5.7000	1.620000
Florida	46	93,246,922.16	14.61%	81	5.8286	0.862692	Texas	20	61,751,747.36	9.68%	81	5.3875	1.434813
Georgia	17	34,536,889.12	5.41%	80	5.4085	1.738067	Utah	1	8,513,614.24	1.33%	81	5.4460	1.500000
Illinois	23	7,641,003.56	1.20%	81	5.7000	1.620000	Virginia	2	514,450.47	0.08%	81	5.7000	1.620000
Indiana	16	16,878,815.62	2.65%	81	5.4301	1.475225	Wisconsin	3	598,468.40	0.09%	81	5.7000	1.620000
Iowa	1	1,395,674.47	0.22%	81	5.4460	1.500000	Totals	236	638,136,071.12	100.00%	77	5.2848	3.055035
Kansas	2	6,870,672.57	1.08%	80	5.3179	0.900481
									Property Type³
Kentucky	5	3,548,562.92	0.56%	82	5.0535	1.864235
Louisiana	2	11,080,465.61	1.74%	79	5.2948	1.800624		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Maryland	5	21,381,562.09	3.35%	79	5.1731	1.674626		Properties	Balance	Agg. Bal.			DSCR¹
Massachusetts	1	34,891,834.39	5.47%	81	5.3567	1.840000	Industrial	3	5,684,779.01	0.89%	81	5.1397	1.590668
Michigan	3	9,964,700.01	1.56%	81	5.7577	(0.226817)	Lodging	10	124,234,975.84	19.47%	80	5.7246	0.822056
Minnesota	5	37,365,599.97	5.86%	80	4.7253	28.646128	Mixed Use	25	38,675,703.90	6.06%	81	5.5820	1.526128
Missouri	11	22,883,338.14	3.59%	80	5.3166	1.651551	Mobile Home Park	4	4,083,997.05	0.64%	81	5.7900	1.570000
Montana	1	1,595,080.35	0.25%	82	4.8530	1.940000	Multi-Family	8	34,546,529.72	5.41%	80	5.5856	1.218097
Nebraska	3	35,459,539.19	5.56%	81	5.2164	1.580518	Office	160	186,843,815.89	29.28%	71	4.9259	7.228306
Nevada	1	5,751,178.70	0.90%	81	5.7650	1.380000	Other	1	3,760,949.07	0.59%	81	5.8942	1.780000
New Hampshire	2	10,197,330.25	1.60%	80	4.9460	1.818429	Retail	23	223,776,362.24	35.07%	80	5.2172	1.540352
New Mexico	1	79,566.93	0.01%	81	5.7000	1.620000	Self Storage	2	16,528,958.62	2.59%	81	5.4120	1.747662
							Totals	236	638,136,071.12	100.00%	77	5.2848	3.055035

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.7500% or less	5	97,250,000.00	15.24%	61	4.3163	12.152108	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.7501% to 4.9500%	4	63,990,902.23	10.03%	81	4.8768	1.907598	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.9501% to 5.1500%	3	40,491,411.86	6.35%	78	5.0051	1.628971	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.1501% to 5.3500%	7	89,271,111.20	13.99%	81	5.2615	1.636769	37 months to 48 months	52	638,136,071.12	100.00%	77	5.2848	3.055035
	5.3501% to 5.5500%	13	137,276,068.34	21.51%	81	5.4395	1.580332	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	5.5501% to 5.7500%	8	98,731,448.63	15.47%	81	5.7021	1.582018	Totals	52	638,136,071.12	100.00%	77	5.2848	3.055035
	5.7501% to 5.9500%	8	49,211,835.47	7.71%	81	5.8213	1.084088
	5.9501% or greater	4	61,913,293.39	9.70%	80	6.0088	0.114744
	Totals	52	638,136,071.12	100.00%	77	5.2848	3.055035
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	88 months or less	52	638,136,071.12	100.00%	77	5.2848	3.055035	Interest Only	10	168,587,500.00	26.42%	69	4.6197	7.798568
	89 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	7	79,496,720.60	12.46%	80	5.6486	1.132534
	Totals	52	638,136,071.12	100.00%	77	5.2848	3.055035	300 months to 350 months	35	390,051,850.52	61.12%	81	5.4980	1.396619
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	52	638,136,071.12	100.00%	77	5.2848	3.055035
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		2	12,083,997.05	1.89%	78	5.2864	1.841433				None
	12 months or less	41	478,569,943.86	74.99%	76	5.2374	3.546634
	13 months to 24 months	8	133,767,137.89	20.96%	81	5.4318	1.556111
	25 months or greater	1	13,714,992.32	2.15%	79	5.5015	1.590000
	Totals	52	638,136,071.12	100.00%	77	5.2848	3.055035
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original	Adjusted	Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type	Gross Rate	Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
1A2	30315265	Various	Various	Various	Actual/360	4.853%	143,443.22	0.00	0.00	N/A	12/01/28	--	34,325,000.00	34,325,000.00	02/01/22
1A3	30315266				Actual/360	4.853%	41,789.72	0.00	0.00	N/A	12/01/28	--	10,000,000.00	10,000,000.00	02/01/22
2A1	30501767	Various	Various	Various	Actual/360	5.700%	188,300.02	43,860.15	0.00	N/A	11/06/28	--	38,363,331.04	38,319,470.89	02/06/22
2A10	30501776				Actual/360	5.700%	18,830.00	4,386.01	0.00	N/A	11/06/28	--	3,836,333.37	3,831,947.36	02/06/22
3	30315267	OF	St Paul	MN	Actual/360	4.722%	151,474.33	0.00	0.00	N/A	10/05/28	--	37,250,000.00	37,250,000.00	02/05/22
4A1	30315268	OF	Lawrence	MA	Actual/360	5.357%	69,045.70	14,779.41	0.00	N/A	11/06/28	--	14,968,422.72	14,953,643.31	02/06/22
4A2	30315269				Actual/360	5.357%	69,045.70	14,779.41	0.00	N/A	11/06/28	--	14,968,422.72	14,953,643.31	02/06/22
4A5	30315270				Actual/360	5.357%	23,015.23	4,926.47	0.00	N/A	11/06/28	--	4,989,474.24	4,984,547.77	02/06/22
5	30315271	RT	Gretna	NE	Actual/360	5.210%	157,023.61	0.00	0.00	N/A	11/01/28	--	35,000,000.00	35,000,000.00	02/01/22
6A1	30501670	LO	Miami Beach	FL	Actual/360	5.970%	128,520.83	0.00	0.00	N/A	10/06/28	--	25,000,000.00	25,000,000.00	02/06/22
6A3	30501714				Actual/360	5.970%	38,556.25	0.00	0.00	N/A	10/06/28	--	7,500,000.00	7,500,000.00	02/06/22
7A2	30501450	OF	Denver	CO	Actual/360	3.851%	66,324.50	0.00	0.00	N/A	09/06/23	--	20,000,000.00	20,000,000.00	02/06/22
7A4	30501452				Actual/360	3.851%	16,581.12	0.00	0.00	N/A	09/06/23	--	5,000,000.00	5,000,000.00	02/06/22
7A5	30501453				Actual/360	3.851%	16,581.12	0.00	0.00	N/A	09/06/23	--	5,000,000.00	5,000,000.00	02/06/22
8	30315275	RT	Newark	DE	Actual/360	4.277%	110,502.08	0.00	0.00	N/A	08/01/28	--	30,000,000.00	30,000,000.00	02/01/22
9	30315276	RT	Birmingham	AL	Actual/360	5.750%	101,189.12	21,361.18	0.00	N/A	11/06/28	--	20,436,513.24	20,415,152.06	02/06/21
10A1	30501706	RT	Various	Various	Actual/360	5.446%	92,383.03	20,498.09	0.00	N/A	11/06/28	--	19,699,508.05	19,679,009.96	02/06/22
11	30315277	LO	Greenville	SC	Actual/360	4.990%	75,743.53	35,217.91	0.00	N/A	08/06/28	--	17,627,299.46	17,592,081.55	02/06/22
12	30501710	LO	Jacksonville	FL	Actual/360	6.072%	90,990.35	28,667.56	0.00	N/A	11/06/28	--	17,401,349.00	17,372,681.44	02/06/22
13	30315278	RT	Silver Spring	MD	Actual/360	5.010%	64,348.37	16,266.57	0.00	N/A	08/06/28	--	14,915,596.88	14,899,330.31	02/06/22
14	30501491	LO	Juneau	AK	Actual/360	5.502%	65,092.78	25,191.25	0.00	N/A	09/06/28	--	13,740,183.57	13,714,992.32	12/06/20
15	30315279	RT	North Charleston	SC	Actual/360	5.530%	66,621.06	14,272.46	0.00	N/A	11/06/28	--	13,990,305.37	13,976,032.91	02/06/22
16	30315280	MU	Brewster	NY	Actual/360	5.410%	65,157.75	13,543.97	0.00	N/A	12/01/28	--	13,986,518.84	13,972,974.87	02/01/22
17	30501799	MF	Odessa	TX	Actual/360	6.022%	62,542.87	20,036.15	0.00	N/A	11/06/28	--	12,060,648.10	12,040,611.95	02/06/22
18	30501717	SS	Marietta	GA	Actual/360	5.342%	57,558.20	0.00	0.00	N/A	11/05/28	--	12,512,500.00	12,512,500.00	02/05/22
19	30501759	LO	Clearwater	FL	Actual/360	5.738%	55,760.28	19,645.49	0.00	N/A	11/06/28	--	11,285,095.32	11,265,449.83	01/06/21
20	30315281	MU	Turlock	CA	Actual/360	5.770%	57,004.36	12,007.23	0.00	N/A	10/06/28	--	11,472,896.14	11,460,888.91	02/06/22
21	30315282	RT	Stockton	CA	Actual/360	5.550%	53,715.62	10,514.01	0.00	N/A	12/01/28	--	11,239,536.00	11,229,021.99	02/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original	Adjusted	Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type	Gross Rate	Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
22	30315283	RT	Waycross	GA	Actual/360	5.680%	54,379.24	10,194.16	0.00	N/A	10/06/28	--	11,117,973.71	11,107,779.55	02/06/22
23	30315284	RT	West Lebanon	NH	Actual/360	4.940%	43,088.17	11,894.02	0.00	N/A	10/01/28	--	10,129,124.90	10,117,230.88	02/01/22
24	30501619	RT	Kansas City	MO	Actual/360	5.363%	44,734.02	11,190.19	0.00	N/A	09/06/28	--	9,686,048.31	9,674,858.12	02/06/22
25	30315285	LO	Novi	MI	Actual/360	5.760%	47,594.71	10,826.12	0.00	N/A	11/01/28	--	9,595,707.99	9,584,881.87	03/01/21
26	30501788	RT	Tomball	TX	Actual/360	5.313%	43,726.58	11,881.54	0.00	N/A	11/06/28	--	9,558,448.09	9,546,566.55	02/06/22
27	30315286	RT	Metairie	LA	Actual/360	5.270%	43,244.99	12,099.32	0.00	N/A	09/06/28	--	9,529,409.53	9,517,310.21	02/06/22
28	30315287	RT	Seguin	TX	Actual/360	4.920%	40,506.04	12,156.32	0.00	N/A	09/01/28	--	9,560,827.67	9,548,671.35	02/01/22
29	30315288	MF	Jacksonville	FL	Actual/360	5.204%	38,086.73	0.00	0.00	N/A	10/06/28	--	8,500,000.00	8,500,000.00	02/06/22
30	30501278	OF	Various	GA	Actual/360	5.029%	34,646.29	0.00	0.00	N/A	07/06/28	--	8,000,000.00	8,000,000.00	02/06/22
31	30501789	RT	Indianapolis	IN	Actual/360	5.316%	34,440.54	8,675.02	0.00	N/A	11/06/28	--	7,522,894.67	7,514,219.65	02/06/22
32	30501661	MF	Kansas City	KS	Actual/360	5.307%	30,562.43	7,227.85	0.00	N/A	10/06/28	--	6,687,742.64	6,680,514.79	02/06/22
33	30501805	LO	College Station	TX	Actual/360	5.947%	32,384.45	6,842.04	0.00	N/A	11/06/28	--	6,323,819.25	6,316,977.21	02/06/22
34	30501738	LO	Fort Pierce	FL	Actual/360	5.896%	31,068.97	6,697.52	0.00	N/A	11/06/28	--	6,119,418.82	6,112,721.30	02/06/22
35	30315289	LO	Port Lavaca	TX	Actual/360	5.640%	29,296.70	7,029.34	0.00	N/A	10/06/28	--	6,032,265.22	6,025,235.88	02/06/22
36	30501337	MU	Brooklyn	NY	Actual/360	5.481%	28,317.47	0.00	0.00	N/A	08/06/28	--	6,000,000.00	6,000,000.00	01/06/22
37	30315290	RT	Henderson	NV	Actual/360	5.765%	28,582.82	6,488.75	0.00	N/A	11/01/28	--	5,757,667.45	5,751,178.70	02/01/22
38	30315291	RT	Various	MD	Actual/360	5.530%	27,619.28	0.00	0.00	N/A	12/01/28	--	5,800,000.00	5,800,000.00	02/01/22
39	30315292	MF	Independence	MO	Actual/360	5.440%	24,313.26	5,050.15	0.00	N/A	10/06/28	--	5,190,211.77	5,185,161.62	01/06/22
40	30315293	MH	Various	NY	Actual/360	5.790%	20,383.24	4,233.65	0.00	N/A	11/01/28	--	4,088,230.70	4,083,997.05	02/01/22
41	30315294	SS	Haines City	FL	Actual/360	5.630%	19,494.78	4,696.05	0.00	N/A	10/01/28	--	4,021,154.67	4,016,458.62	02/01/22
42	30501720	98	Santee	SC	Actual/360	5.894%	19,121.37	6,392.61	0.00	N/A	11/06/28	--	3,767,341.68	3,760,949.07	02/06/22
43	30315295	LO	Jacksonville	FL	Actual/360	5.600%	18,115.36	6,687.59	0.00	N/A	11/06/28	--	3,756,642.03	3,749,954.44	02/06/22
44	30315296	IN	King of Prussia	PA	Actual/360	5.370%	14,592.84	3,596.10	0.00	N/A	11/06/28	--	3,155,778.26	3,152,182.16	02/06/22
45	30315297	MF	City of Rome	NY	Actual/360	5.870%	10,829.33	2,177.47	0.00	N/A	11/06/28	--	2,142,418.83	2,140,241.36	02/06/22
Totals							2,906,270.36	475,989.13	0.00				638,612,060.25	638,136,071.12
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A2	10,212,049.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A3	10,212,049.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1	21,474,637.91	21,441,366.41	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A10	21,474,637.91	21,441,366.41	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	10,226,825.00	52,262,171.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4A1	6,399,348.00	6,263,332.00	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4A2	6,399,348.00	6,263,332.00	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4A5	6,399,348.00	6,263,332.00	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	6,112,118.33	1,612,222.42	01/01/21	03/31/21	08/11/21	0.00	0.00	0.00	0.00	328,689.95	0.00
6A1	1,800,025.52	(125,021.36)	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6A3	1,800,025.52	(125,021.36)	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7A2	13,480,287.46	12,532,997.76	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7A4	13,480,287.46	12,532,997.76	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7A5	13,480,287.46	12,532,997.76	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	41,249,183.40	39,359,360.07	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1,893,357.48	0.00	--	--	07/12/21	582,402.68	36,215.86	119,380.47	1,433,866.63	5,871.85	0.00
10A1	3,641,376.75	3,735,191.53	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	460,724.73	2,117,704.87	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	366,553.67	1,105,428.23	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	6,074,303.03	6,328,630.93	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	09/13/21	882,738.38	27,230.89	85,910.83	1,236,333.18	285,107.05	0.00
15	943,785.81	1,442,816.73	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,430,205.01	1,519,039.19	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	780,116.34	362,399.48	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,104,600.90	1,276,173.22	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,202,084.50	0.00	--	--	02/11/22	0.00	0.00	75,247.08	979,961.39	381,619.62	0.00
20	1,265,009.61	1,403,134.69	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	918,793.80	1,002,199.97	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
22	1,246,697.20	1,047,226.10	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,040,090.03	1,254,377.57	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	2,131,299.83	3,068,565.98	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	(162,495.01)	0.00	--	--	07/12/21	1,177,263.38	46,128.68	52,449.21	596,274.56	83,485.92	0.00
26	1,055,600.89	948,464.08	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,150,133.95	1,276,747.68	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,051,380.48	1,248,082.10	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,140,156.26	1,162,962.85	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,126,835.19	1,192,301.01	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	762,218.32	783,955.28	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	452,151.76	429,701.58	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	(24,096.24)	220,605.79	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	607,684.09	1,049,956.19	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,387,313.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	167,438.33	177,359.54	10/01/20	09/30/21	--	0.00	0.00	28,304.55	28,304.55	0.00	0.00
37	612,908.81	592,527.80	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	648,861.26	611,962.67	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	610,926.63	533,273.53	01/01/21	09/30/21	--	0.00	0.00	29,352.24	29,352.24	0.00	0.00
40	511,415.08	529,359.94	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	335,255.20	431,598.14	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	458,599.82	558,963.34	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	516,876.20	784,371.73	10/31/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	320,432.28	297,913.79	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	176,207.60	148,225.02	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	221,605,261.25	230,896,653.42				2,642,404.44	109,575.43	390,644.37	4,304,092.55	1,084,774.39	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/17/22	0	0.00	0	0.00	4	54,980,476.08	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.284756%	5.266962%	77
01/18/22	0	0.00	0	0.00	4	55,057,500.12	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.284936%	5.267143%	78
12/17/21	0	0.00	0	0.00	4	55,134,150.10	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.285114%	5.267323%	79
11/18/21	0	0.00	0	0.00	4	55,219,108.72	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.285308%	5.267518%	80
10/18/21	0	0.00	0	0.00	4	55,294,973.72	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.285473%	5.267684%	81
09/17/21	0	0.00	1	35,000,000.00	4	55,379,176.27	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.285651%	5.267863%	82
08/17/21	3	67,500,000.00	0	0.00	4	55,454,263.78	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.285807%	5.268020%	84
07/16/21	0	0.00	0	0.00	6	88,028,986.66	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.285969%	5.268183%	85
06/17/21	1	15,000,000.00	1	9,674,556.08	5	78,437,533.04	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.286152%	5.268367%	86
05/17/21	0	0.00	1	9,684,939.61	6	113,501,105.79	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.286312%	5.268527%	87
04/16/21	1	9,696,815.72	1	11,464,721.54	5	102,106,872.21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.286492%	5.268709%	88
03/17/21	0	0.00	3	35,184,400.27	4	88,157,206.21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.286650%	5.268867%	89
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		69,543,103	69,543,103	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-22	69,543,103	69,543,103	0	0	0	0
Jan-22	69,643,753	69,643,753	0	0	0	0
Dec-21	69,743,938	69,743,938	0	0	0	0
Nov-21	69,854,077	69,854,077	0	0	0	0
Oct-21	69,953,289	69,953,289	0	0	0	0
Sep-21	70,062,491	70,062,491	0	0	0	0
Aug-21	70,160,739	70,160,739	0	0	0	0
Jul-21	70,242,699	70,242,699	0	0	0	0
Jun-21	70,332,685	55,332,685	15,000,000	0	0	0
May-21	70,413,839	70,413,839	0	0	0	0
Apr-21	84,472,983	70,503,049	0	0	13,969,934	0
Mar-21	84,577,328	70,583,404	0	13,993,924	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5	30315271	35,000,000.00	35,000,000.00	89,400,000.00	06/30/21	1,487,287.42	1.58000	03/31/21	11/01/28	321
6A1	30501670	25,000,000.00	25,000,000.00	47,800,000.00	05/25/21	(529,817.20)	(0.21000)	09/30/21	10/06/28	321
6A3	30501714	7,500,000.00	7,500,000.00	47,800,000.00	05/25/21	(529,817.20)	(0.21000)	09/30/21	10/06/28	321
9	30315276	20,415,152.06	20,687,238.58	22,250,000.00	06/23/21	1,893,357.48	1.29000	12/31/20	11/06/28	321
14	30501491	13,714,992.32	14,071,553.61	15,100,000.00	01/01/21	1,719,782.47	1.59000	12/31/19	09/06/28	258
19	30501759	11,265,449.83	11,525,892.32	14,200,000.00	04/27/21	1,054,074.50	1.16000	12/31/20	11/06/28	260
25	30315285	9,584,881.87	9,707,089.39	9,700,000.00	06/23/21	(208,139.01)	(0.30000)	12/31/20	11/01/28	320
Totals		122,480,476.08	123,491,773.90	246,250,000.00		4,886,728.46

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 28

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
5	30315271	RT	NE	05/15/20	98

2/11/2022 - The Loan recently transferred for Imminent Monetary Default at borrower's request as a result of the Covid-19 pandemic. A pre-negotiation letter has been executed. Borrower requested that certain reserve funds be made available to them. Special Servicer has received approval and has engaged counsel to document the request and bring the loan current. Draft consent documents have been delivered to Borrower's counsel for review. Borrower has brought the Loan current through May. Borrower has submitted a deferral request which Special Servicer is evaluating. Special Servicer is working with Borrower to implement Cash Management due to low DSCR. Borrower is retroactively completing audited

	financials for YE 2020.
6A1	30501670	LO	FL	05/15/20	8
	Special Servicer comments are not available for this cycle.

6A3	30501714	Various	Various	05/15/20	8
	Special Servicer comments are not available for this cycle.

9	30315276	RT	AL	05/18/20	98

2/11/2022 - Loan transferred for Imminent Monetary Default at borrowers request as a result of the Covid-19 pandemic. The borrower has requested relief. Discussions with the Borrower are ongoing. Special Servicer is evaluating the

	appropriate next steps and monitoring property performance and leasing. Counsel has been engaged to dual track Lender's rights.

14	30501491	LO	AK	06/26/20	98

2/11/2022 - Loan transferred due to Monetary Default as a result of the Covid-19 pandemic. Property performance continues to struggle as the absence of demand generated from cruises in the submarket has not returned. Performance during the Summer months of 2021 improved significantly over 2020, however, still below pre-covid levels. Counsel has been engaged. Discussions with Borrower are ongoing and Special Servicer is evaluating the appropriate next steps.

19	30501759	LO	FL	10/04/19	98

2/11/2022 - The Loan transferred due to Borrower's non-cooperation with the implementation of cash management. The Borrower is now complying with cash management but other Events of Default remain uncured. Special Servicer is seeking

	lender's approval t o a forbearance/settlement agreement. Litigation to continue until potential settlement is fully executed.

© 2021 Computershare. All rights reserved. Confidential.						Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
25	30315285	LO	MI	07/08/20	98

2/11/2022 - After initial discussions with the borrower regarding a potential forbearance, borrower indicated that it is no longer interested in pursuing a forbearance and will cooperate with the transition of the property to lender. A receiver has

Been appointed. Special servicer is working with receiver to finalize certain PIP items prior to marketing the property for sale through the receiver. PIP work has begun and is estimated to be completed by March 2022. Brokers have been engage and receiver sale expected to occur prior May 2022.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
13	30315278	15,000,000.00	5.01000%	15,000,000.00	5.01000%	8	06/01/20	06/05/20	06/08/20
Totals		15,000,000.00		15,000,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 28

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 28

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 26 of 28

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5	0.00	0.00	7,534.72	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6A1	0.00	0.00	(42,656.25)	0.00	0.00	0.00	0.00	0.00	(6.23)	0.00	0.00	0.00
9	0.00	0.00	5,000.00	0.00	0.00	2,882.45	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	5,000.00	0.00	0.00	4,179.99	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	4.17	0.00	0.00	0.00
19	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	5,000.00	0.00	0.00	5,836.69	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	34.73	0.00	0.00	0.00
Total	0.00	0.00	(15,121.53)	0.00	0.00	12,899.13	0.00	0.00	32.67	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total (2,189.73)

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28